Subsequent Events	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Subsequent Events
NOTE 28.	SUBSEQUENT EVENTS

A.	Indebtedness for 2021
The Revenue Law for 2021, which will be applicable to PEMEX as of January 1, 2021, permits the incurrence of up to Ps. 42,100,000 (Ps. 22,000,000 and U.S. $1,000,000) of net indebtedness through a combination of domestic and international capital markets offerings and borrowings from domestic and international financial institutions.

B.	Recent financing activities
As of December 31, 2020, the outstanding amount in PMI Trading revolving credit lines was U.S. $2,387,065. Between January 1, 2021 to May 11, 2021, PMI Trading obtained U.S. $19,259,325 and repaid U.S. $19,367,412 in financing from its revolving credit lines. As of May 1, 2021, the outstanding amount under these revolving credit lines was U.S. $2,278,978.
As of May 11, 2021, Petróleos Mexicanos had U.S. $5,500,000 and Ps. 37,000,000 in available revolving credit lines in order to provide liquidity, with U.S. $70,000 and Ps. 24,500,000 remaining available.
During the period from January 1 to May 11, 2021, we participated in the following activities:

•	On January 22, 2021, Petróleos Mexicanos issued Ps. 2,500,000 of promissory notes due 2021 at a rate linked to the six-months TIIE + 2.40%, maturing in July 2021.

•	On January 22, 2021, Petróleos Mexicanos issued Ps. 4,000,000 of promissory notes due 2021 at a rate linked to the six-months TIIE + 2.48%, maturing in July 2021.

•	On January 22, 2021, Petróleos Mexicanos entered into a credit line for the amount of U.S. $152,237 due January 2031, linked to one-year LIBOR + 1.38%, and adjusted every six-months.

•	On March 23, 2021, we issued Ps. 2,000,000 promissory notes due in June 2021, at a rate linked to the TIIE plus 238 basis points. The original maturity of the promissory notes was May 2021.

•	On April 13, 2021, we issued Ps. 1,500,000 promissory notes due in July 2021, at a rate linked to the TIIE plus 215 basis points.

•	On April 22, 2021, we issued Ps. 4,000,000 promissory notes due in October 2021, at a rate linked to the TIIE plus 248 basis points. The original maturity of the promissory notes was July 2021.

C.	Decrease in the price of refined products
As a result of the economic slowdown and the consumption of refiners (gasolines, turbosins, diesel and others), a 13.7% decrease in sales is estimated during the period from January 1 to May 11, 2021, compared to the same period of 2020.

D.	Exchange rates and crude oil prices
As of May 11, 2021, the Mexican
peso-U.S.
dollar exchange rate was Ps. 19.9223 per U.S. dollar, which represents a 0.13% appreciation of the value of the peso in U.S. dollar terms as compared to the exchange rate as of December 31, 2020, which was Ps. 19.9487 per U.S. dollar. This decrease in U.S. dollar exchange rate has led to an estimate of Ps. 2,602,088 in PEMEX’s foreign exchange gains as of May 11, 2021.
As of May 11, 2021, the weighted average price of the crude oil exported by PEMEX was U.S. $62.43 per barrel. This represents a price increase of approximately 32% as compared to the average price as of December 31, 2020, which was U.S. $47.16 per barrel.

E.	Merger of Pemex Fertilizers
On December 2, 2020, the Board of Directors of Petróleos Mexicanos approved the merger of Pemex Industrial Transformation and Pemex Fertilizers. Effective as of January 1, 2021 Pemex Industrial Transformation will remain as merging company and Pemex Fertilizers became extinct as a merged company.
On January 27, 2021, the Declaration of Extinction of Pemex Fertilizers, as a result of its merger with Pemex Industrial Transformation, was published in the Official Gazette of the Federation, effective January 1, 2021.

The Declaration of Extinction of Pemex Fertilizers will not affect any payment obligations previously executed by Pemex Fertilizers, in Mexico and abroad, in which Pemex Industrial Transformation is subrogated due to the above-mentioned merger.

F.	Contributions from the Mexican Government
On February 19, 2021, the Mexican Government published in the Official Gazzete of the Federation a presidential decree, granting the application of a tax credit applicable to the Profit-sharing Duty in the amount of Ps. 73,280,000.
During 2021, the Mexican Government made the following contributions to Petróleos Mexicanos through the Ministry of Energy in order to support PEMEX’s finances:

	Amount
January 22, 2021 (i)	Ps.	12,000,000
February 11, 2021 (i)		10,000,000
February 24, 2021 (ii)		32,062,000
March 5, 2021 (i)		7,000,000
March 26, 2021 (i)		2,000,000
April 5, 2021 (i)		5,000,000
April 26, 2021 (i)		2,050,000
May 3, 2021 (i)		7,000,000
May 4, 2021 (ii)		32,062,000

Total	Ps.	109,174,000

(i)	Capital contributions to the construction of the Dos Bocas Refinery.
(ii)	Capital contributions to debt’s payments.

G.	Business Plan 2021-2025
On March 2
2
, 2021, the Board of Directors of Petróleos Mexicanos approved the business plan of Petróleos Mexicanos and its Subsidiary Companies for 2021-2025 (the “2021-2025 Business Plan”), which effectively replaced its 2019-2023 business plan (the “2019-2023 Business Plan”). The 2021-2025 Business Plan considers adjustments for the changes and challenges arising from the health and economic crisis caused by the Covid-19 pandemic, taking into consideration PEMEX’s expectations with regards to economic recovery and the domestic fuel market.
The 2021-2025 Business Plan continues to focus on initiatives emphasized in the 2019-2023 Business Plan, including recovering crude oil and natural gas production, focusing exploration and production activities on land basins and shallow waters and, with respect to oil and petrochemical production, constructing the new refinery in Dos Bocas, Tabasco. In addition, the 2021-2025 Business Plan continues to focus on the rehabilitation of the National Refining System and the strengthening of PEMEX’s ethylene production, its derivatives production and its fertilizer business.
The 2021-2025 Business Plan reaffirms the strategic vision of the previous 2019-2023 Business Plan regarding the recovery of PEMEX’s financial capacity and the productivity of its value chain but makes adjustments to its strategies in light of the challenges of the current global environment. While the 2019-2023 Business Plan adjusts PEMEX’s strategies and goals and extends the time period contemplated, it reinforces PEMEX’s focus on financial discipline and cost reduction measures, including as related to its investments and maintenance of its portfolio.

The 2021-2025 Business Plan has three main objectives:

•	Financial optimization

•	Sustainability

•	Efficiency and competitiveness
PEMEX’s main objectives in the 2021-2025 Business Plan is to strengthen its finances and ensure the availability of financial resources for investment projects. PEMEX aims to identify the financial resources available for investments and to work to efficiently allocate resources to projects according to their profitability and the priorities of the Mexican Government.

H.	MEXICAN GOVERNMENT BONDS
Income interest generated by the Government Bonds amounted Ps. 2,311,338 from January 1 to April 30, 2021, of which Petróleos Mexicanos received the payment of Ps. 2,492,147.

I.	LEGAL PROCEEDINGS
On January 29, 2021, Petróleos Mexicanos and its Subsidiary Entities filed an amparo (124/2021) before the Twelfth District Court in Ciudad Victoria, Tamaulipas against the Congress of the state of Tamaulipas and nine other authorities in response to a request for rights to payments related to atmospheric emissions in the amount of Ps. 2,863,050. On February 4, 2021, the amparo was admitted and a provisional suspension was granted. On March 2, 2021, a constitutional hearing was scheduled. On February 18, 2021, a definitive suspension was granted. On February 22, 2021, the partial gas emission test offered by Petróleos Mexicanos and its Subsidiary Entities was reserved. On February 24, 2021, the governor and the secretary general of government of the state of Tamaulipas filed a justified report. On March 2, 2021, the constitutional hearing was postponed to March 30, 2021. On March 17, 2021, the president of the state congress filed a justified report. On March 29, 2021, evidence was offered by Petróleos Mexicanos and its Subsidiary Entities. On March 31, 2021, the constitutional hearing was postponed to April 29, 2021. As of the date of these financial statements, the final resolution is pending.